Finance income and costs - (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Finance Income And Costs [Line Items]
Finance income	£ 88	£ 127	£ 53
Finance costs	(1,157)	(1,009)	(1,140)
Finance income and costs	£ (1,069)	£ (882)	£ (1,087)
Capitalisation rate of borrowing costs eligible for capitalisation	3.90%	4.10%	3.40%
Tax relief on capitalised interest	£ 19	£ 20	£ 18
Net foreign exchange gain (loss) on financing activities	264	(314)	(264)
Before exceptional items and remeasurements
Finance Income And Costs [Line Items]
Bank deposits and other financial assets	54	54	28
Dividends received on equities held at fair value through other comprehensive income	2	0	0
Gains on disposal of available-for-sale investments	0	73	25
Other income	17	0	0
Finance income	73	127	53
Net interest on pensions and other post-retirement benefit obligations	(22)	(65)	(107)
Bank loans and overdrafts	(72)	(87)	(59)
Other borrowings	(970)	(1,030)	(927)
Interest expense on financial liabilities held at fair value through profit and loss	(20)	0	0
Derivatives	(43)	12	(8)
Unwinding of discount on provisions	(74)	(75)	(73)
Other interest	0	(11)	(17)
Less: interest capitalised	135	128	109
Finance costs	(1,066)	(1,128)	(1,082)
Remeasurements
Finance Income And Costs [Line Items]
Finance income	15	0	0
Finance costs	(91)	119	(58)
Net gains on financial assets at fair value through profit and loss	15	0	0
Net losses on financial liabilities held at fair value through profit and loss	(51)	0	0
Derivative designated as hedges for hedge accounting	(37)	49	81
Derivatives not designated as hedges for hedge accounting	(3)	70	(139)
Finance income and costs	£ (76)	£ 119	£ (58)